Stock Options: (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	6,249,952	0
Options granted	2,100,000	6,489,404
Options terminated	(30,000)	(239,452)
Options exercised	0	0
Outstanding	8,319,952	6,249,952
Options exercisable	4,784,048	3,764,733
Weighted-Average Exercise Price, Outstanding	$ 1.48
Weighted-Average Exercise Price, Options granted	$ 1.36	$ 1.47
Weighted - Average Exercise Price, Options terminated	$ 2.30	$ (1.00)
Weighted-Average Exercise Price, Options exercised	$ 0	$ 0
Weighted-Average Exercise Price, Outstanding	$ 1.45	$ 1.48
Weighted-Average Exercise Price, Options exercisable	$ 1.54	$ 1.71